Operating expenses - Schedule of expenses by nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Operating Expense [Line Items]
Employee benefit expenses	€ (66,437)	€ (131,886)	€ (122,088)
Depreciation and amortisation	(116,318)	(113,581)	(105,133)
Agent costs	(5,275)	(83,003)	(78,329)
IT costs	(9,294)	(14,279)	(15,431)
Auditors, lawyers and consultants	(7,989)	(21,885)	(12,798)
Advertising and promotion	(1,225)	(9,018)	(8,861)
Travel, entertainment, office and rental cost	(1,511)	(8,272)	(8,518)
Change in fair value of warrants	(10,856)	0	0
Other operating income		2,723
Other operating expenses	(267,189)		(3,275)
Operating expenses	(486,094)	(379,201)	(354,433)
Of which exceptional items	(285,145)	(15,958)	(9,853)
Capitalised development expenditure
Operating Expense [Line Items]
Additions other than through business combinations, intangible assets other than goodwill	€ 16,670	€ 24,716	€ 23,722